Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Feb. 01, 2025	Feb. 03, 2024	Jan. 28, 2023	Jan. 29, 2022	Jan. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the following disclosure regarding executive Compensation Actually Paid (“CAP”), as calculated under applicable SEC rules, for our principal executive officer (“PEO”) and other named executive officers (“Non-PEO NEOs”)
and Company performance for the fiscal years listed below.
The methodology for calculating CAP to our PEO and CAP to
our Non-PEO NEOs,
including details regarding the amounts that were deducted from, and added to, the Summary Compensation Totals (“SCT”) totals to arrive at the values presented for CAP, are provided in the footnotes to the table. A discussion of the relationship between CAP and Company performance measures (i) listed in the table below and (ii) that the Company has deemed most important in linking CAP during Fiscal 2024 to Company performance is also presented below. Note that for Non-PEO NEOs,
compensation is reported as an average.
The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For information related to how the Compensation Committee assessed the Company’s performance and determined compensation for the NEOs, see the CD&A section of this Proxy Statement and in the proxy statements for Fiscal 2020, Fiscal 2021, Fiscal 2022 and Fiscal 2023.

Pay Versus Performance Table

Fiscal Year	Summary Compensation Table Total for PEO (1) ($)	Compensation Actually Paid to PEO (1)(2)(3) ($)	Average Summary Compensation Table Total for Non-PEO NEOs (1) ($)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3) ($)	Value of Initial Fixed $100 Investment based on: (4)		Net Income (Loss) ($ Millions) (5)	Adjusted Earnings Before Interest and Taxes ($ Millions) (6)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

2024	$14,980,527	$3,597,586	$4,984,643	$1,942,131	$125.0	$153.5	$329	$452

2023	$16,793,219	$24,307,437	$5,932,748	$8,206,623	$156.8	$139.7	$170	$386

2022	$9,776,540	$1,499,742	$3,080,683	$726,957	$115.0	$119.1	$125	$280

2021	$14,875,447	$15,274,358	$5,334,752	$5,623,793	$160.4	$122.0	$420	$617

2020	$14,784,288	$29,296,913	$4,920,732	$9,134,036	$158.7	$114.2	$(209)	$12

(1)	Jay Schottenstein was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.

Fiscal 2020	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024

Michael Mathias	Michael Mathias	Michael Mathias	Michael Mathias	Michael Mathias

Jennifer Foyle	Jennifer Foyle	Jennifer Foyle	Jennifer Foyle	Jennifer Foyle

Michael Rempell	Michael Rempell	Michael Rempell	Michael Rempell	Marisa Baldwin

Charles Kessler	Andrew McLean	Marisa Baldwin	Marisa Baldwin

Robert Madore		Andrew McLean

(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned,
realized
, or received by the Company’s NEOs. These amounts reflect the SCT Total with certain adjustments as described in footnote 3 below.

(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO NEOs
as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the “Exclusion of Stock Awards and Option Awards for PEO” column are based on the amounts set forth in the “Stock Awards” and “Option Awards” columns included in the SCT for the applicable fiscal year. Amounts in the “Average Exclusion of Stock Awards and Option Awards
for Non-PEO NEOs”
column are based on average amounts set forth in “Stock Awards” and “Option Awards” columns included in the SCT for the applicable fiscal year. Amounts for the varying non-PEO NEOs
serving during Fiscal 2023, Fiscal 2022, Fiscal 2021 and Fiscal 2020 are based on the SCT included in our proxy statement for the respective fiscal year.

PEO SCT Total Compensation to CAP Reconciliation

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2024	$14,980,527	$(9,500,024)	$(1,882,917)	$3,597,586

Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	$4,984,643	$(2,581,674)	$(460,838)	$1,942,131
The amounts in the “Inclusion of Equity
Values
for PEO” and “Average
Inclusion
of Equity Values for
Non-PEO
NEOs” columns of the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for PEO ($)	plus, Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for PEO ($)	plus, Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for PEO ($)	plus, Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2024	$4,225,906	$(5,654,655)	—	$(454,168)	—	—	$(1,882,917)

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	plus, Average Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Non- PEO NEOs ($)	plus, Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	plus, Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	$1,148,409	$(1,487,316)	—	$(121,931)	—	—	$(460,838)

(4)
The Company’s peer group used for
compensation
benchmarking purposes (the “Peer Group”) was utilized for purposes of calculating Peer Group Total Shareholder Return (“TSR”) for all periods presented, as follows:

For Fiscal 2024: Abercrombie & Fitch Co.; Burberry Group plc; Capri Holdings Limited; The Gap, Inc.; Guess?, Inc.; Hanesbrands Inc.; Kontoor Brands; Levi Strauss & Co.; Lululemon Athletica, Inc.; PVH Corp.; Ralph Lauren Corporation; Tapestry, Inc.; Under Armour Inc.; Urban Outfitters, Inc; and Victoria’s Secret & Co. (collectively, the “2024 Peer Group”). Chico’s FAS, Inc. was removed for 2024 as they were taken private and ceased trading as a public company in January 2024. Express, Inc. is included through April 2024, when the company filed for Chapter 11 bankruptcy.

COMPENSATION TABLES AND RELATED INFORMATION

TSR for both the Company and the Peer Group is based on an initial $100 investment, measured on a cumulative basis from the market close on February 1, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends. Historical stock performance is not necessarily indicative of future stock performance.

For Fiscal 2023, our peer group consisted of the following companies: Abercrombie & Fitch Co.; Burberry Group plc; Capri Holdings Limited; Chico’s FAS, Inc.; Express, Inc.; The Gap, Inc.; Guess?, Inc.; Hanesbrands Inc.; Kontoor Brands; Levi Strauss & Co.; Lululemon Athletica, Inc.; PVH Corp.; Ralph Lauren Corporation; Tapestry, Inc.; Under Armour Inc.; Urban Outfitters, Inc; and Victoria’s Secret & Co. (collectively, the “2023 Peer Group”).

For comparison, the table below lists the value of $100 invested in the peer group with (2023 Peer Group) and without (2024 Peer Group) Chico’s FAS, Inc. Additionally, Express, Inc. is excluded in the 2024 TSR calculation beginning after April 2024 due to bankruptcy.

Fiscal Year	2023 Peer Group	2024 Peer Group

2024	$153.49	$153.49

2023	$139.94	$139.67

2022	$119.10	$119.08

2021	$121.97	$122.01

2020	$113.91	$114.15

(5)
Amounts shown are net income (loss) attributable to the Company, as reflected in the Company’s Consolidated Statements of Operations for each of Fiscal 2020, Fiscal 2021, Fiscal 2022, Fiscal 2023 and Fiscal 2024.

(6)
EBIT is a
non-GAAP
or adjusted measure. EBIT represents net income, as reported in our consolidated financial statements, before interest expense and income taxes and excludes any asset impairment and restructuring charges, as determined by the Compensation Committee. See Appendix A of this Proxy Statement for additional detail on adjusted results and other important information regarding the use of non-GAAP
or adjusted measures. We have identified EBIT as our Company-Selected Measure (“CSM”) that represents, in our view, the most important financial performance measure used to link CAP to our performance for Fiscal 2024.

Company Selected Measure Name	Adjusted Earnings Before Interest and Taxes
Named Executive Officers, Footnote
(1)	Jay Schottenstein was our PEO for each fiscal year presented. The individuals comprising the Non-PEO NEOs for each fiscal year presented are listed below.

Fiscal 2020	Fiscal 2021	Fiscal 2022	Fiscal 2023	Fiscal 2024

Michael Mathias	Michael Mathias	Michael Mathias	Michael Mathias	Michael Mathias

Jennifer Foyle	Jennifer Foyle	Jennifer Foyle	Jennifer Foyle	Jennifer Foyle

Michael Rempell	Michael Rempell	Michael Rempell	Michael Rempell	Marisa Baldwin

Charles Kessler	Andrew McLean	Marisa Baldwin	Marisa Baldwin

Robert Madore		Andrew McLean

Peer Group Issuers, Footnote
(4)
The Company’s peer group used for
compensation
benchmarking purposes (the “Peer Group”) was utilized for purposes of calculating Peer Group Total Shareholder Return (“TSR”) for all periods presented, as follows:

For Fiscal 2024: Abercrombie & Fitch Co.; Burberry Group plc; Capri Holdings Limited; The Gap, Inc.; Guess?, Inc.; Hanesbrands Inc.; Kontoor Brands; Levi Strauss & Co.; Lululemon Athletica, Inc.; PVH Corp.; Ralph Lauren Corporation; Tapestry, Inc.; Under Armour Inc.; Urban Outfitters, Inc; and Victoria’s Secret & Co. (collectively, the “2024 Peer Group”). Chico’s FAS, Inc. was removed for 2024 as they were taken private and ceased trading as a public company in January 2024. Express, Inc. is included through April 2024, when the company filed for Chapter 11 bankruptcy.

COMPENSATION TABLES AND RELATED INFORMATION

TSR for both the Company and the Peer Group is based on an initial $100 investment, measured on a cumulative basis from the market close on February 1, 2020, through and including the end of the fiscal year for which TSR is being presented in the table. TSR calculations reflect reinvestment of dividends. Historical stock performance is not necessarily indicative of future stock performance.

For Fiscal 2023, our peer group consisted of the following companies: Abercrombie & Fitch Co.; Burberry Group plc; Capri Holdings Limited; Chico’s FAS, Inc.; Express, Inc.; The Gap, Inc.; Guess?, Inc.; Hanesbrands Inc.; Kontoor Brands; Levi Strauss & Co.; Lululemon Athletica, Inc.; PVH Corp.; Ralph Lauren Corporation; Tapestry, Inc.; Under Armour Inc.; Urban Outfitters, Inc; and Victoria’s Secret & Co. (collectively, the “2023 Peer Group”).

For comparison, the table below lists the value of $100 invested in the peer group with (2023 Peer Group) and without (2024 Peer Group) Chico’s FAS, Inc. Additionally, Express, Inc. is excluded in the 2024 TSR calculation beginning after April 2024 due to bankruptcy.

Fiscal Year	2023 Peer Group	2024 Peer Group

2024	$153.49	$153.49

2023	$139.94	$139.67

2022	$119.10	$119.08

2021	$121.97	$122.01

2020	$113.91	$114.15

PEO Total Compensation Amount	$ 14,980,527	$ 16,793,219	$ 9,776,540	$ 14,875,447	$ 14,784,288
PEO Actually Paid Compensation Amount	$ 3,597,586	24,307,437	1,499,742	15,274,358	29,296,913
Adjustment To PEO Compensation, Footnote
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO NEOs
as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the “Exclusion of Stock Awards and Option Awards for PEO” column are based on the amounts set forth in the “Stock Awards” and “Option Awards” columns included in the SCT for the applicable fiscal year. Amounts in the “Average Exclusion of Stock Awards and Option Awards
for Non-PEO NEOs”
column are based on average amounts set forth in “Stock Awards” and “Option Awards” columns included in the SCT for the applicable fiscal year. Amounts for the varying non-PEO NEOs
serving during Fiscal 2023, Fiscal 2022, Fiscal 2021 and Fiscal 2020 are based on the SCT included in our proxy statement for the respective fiscal year.

PEO SCT Total Compensation to CAP Reconciliation

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2024	$14,980,527	$(9,500,024)	$(1,882,917)	$3,597,586

Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	$4,984,643	$(2,581,674)	$(460,838)	$1,942,131
The amounts in the “Inclusion of Equity
Values
for PEO” and “Average
Inclusion
of Equity Values for
Non-PEO
NEOs” columns of the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Fiscal Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for PEO ($)	plus, Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Fiscal Year for PEO ($)	plus, Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for PEO ($)	plus, Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for PEO ($)	plus, Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for PEO ($)	Total - Inclusion of Equity Values for PEO ($)

2024	$4,225,906	$(5,654,655)	—	$(454,168)	—	—	$(1,882,917)

Non-PEO NEO Average Total Compensation Amount	$ 4,984,643	5,932,748	3,080,683	5,334,752	4,920,732
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,942,131	8,206,623	726,957	5,623,793	9,134,036
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO NEOs
as set forth below. Equity values are calculated in accordance with ASC 718. Amounts in the “Exclusion of Stock Awards and Option Awards for PEO” column are based on the amounts set forth in the “Stock Awards” and “Option Awards” columns included in the SCT for the applicable fiscal year. Amounts in the “Average Exclusion of Stock Awards and Option Awards
for Non-PEO NEOs”
column are based on average amounts set forth in “Stock Awards” and “Option Awards” columns included in the SCT for the applicable fiscal year. Amounts for the varying non-PEO NEOs
serving during Fiscal 2023, Fiscal 2022, Fiscal 2021 and Fiscal 2020 are based on the SCT included in our proxy statement for the respective fiscal year.

PEO SCT Total Compensation to CAP Reconciliation

Fiscal Year	Summary Compensation Table Total for PEO ($)	Exclusion of Stock Awards and Option Awards for PEO ($)	Inclusion of Equity Values for PEO ($)	Compensation Actually Paid to PEO ($)

2024	$14,980,527	$(9,500,024)	$(1,882,917)	$3,597,586

Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation

Fiscal Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	$4,984,643	$(2,581,674)	$(460,838)	$1,942,131
The amounts in the “Inclusion of Equity
Values
for PEO” and “Average
Inclusion
of Equity Values for
Non-PEO
NEOs” columns of the tables above are derived from the amounts set forth in the following tables:

Fiscal Year	Average Year-End Fair Value of Equity Awards Granted During Fiscal Year That Remained Unvested as of Last Day of Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Last Day of Fiscal Year of Unvested Equity Awards for Non-PEO NEOs ($)	plus, Average Vesting-Date Fair Value of Equity Awards Granted During Fiscal Year that Vested During Fiscal Year for Non-PEO NEOs ($)	plus, Average Change in Fair Value from Last Day of Prior Fiscal Year to Vesting Date of Unvested Equity Awards that Vested During Fiscal Year for Non- PEO NEOs ($)	plus, Average Fair Value at Last Day of Prior Fiscal Year of Equity Awards Forfeited During Fiscal Year for Non-PEO NEOs ($)	plus, Average Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2024	$1,148,409	$(1,487,316)	—	$(121,931)	—	—	$(460,838)

Compensation Actually Paid vs. Total Shareholder Return
CAP versus Total Shareholder Return: Company and Peer Group
The following chart sets forth the relationship between CAP to PEO, Average CAP to
Non-PEO
NEOs, the Company’s cumulative TSR, and the cumulative TSR of our Peer Group over the five most recently completed fiscal years.
As illustrated in the chart, the trend of the Company’s TSR over the five-year period of Fiscal 2020 through Fiscal 2024 generally aligns with the trend of CAP values for our PEO and
Non-PEO
NEOs over this same period. Our compensation program design emphasizes structuring a significant portion of NEO compensation in the form of at-risk
or variable equity incentives tied to our stock price and TSR performance, as described in the CD&A section of this Proxy Statement.
The Company’s PSU awards, which represent 50% of the value of the NEOs’ annual long-term incentive awards, are designed with a vesting factor tied to three-year TSR performance measured against RTSR goals that are tied to the Peer Group. These
TSR-based
performance measures provide for an increased award payout opportunity in the event of certain Company TSR out performance against pre-established
goals and, alternatively, a decreased award payout opportunity in the event of underperformance against these RTSR goals.

Compensation Actually Paid vs. Net Income
CAP versus Net Income (Loss)
SEC rules require that net income be presented as a performance measure in the Pay Versus Performance Table above. The Company does not use net income (loss) to determine compensation levels or incentive plan payouts
, and therefore there was not total alignment between CAP and net income (loss).
Specifically, CAP is not aligned with performance of net loss as a financial performance measure for Fiscal 2020. While the Company reported net income of $329 million, $170 million, $125 million and $420 million for Fiscal 2024, Fiscal 2023, Fiscal 2022 and Fiscal 2021, respectively, the Company reported a net loss of $209 million for Fiscal 2020. Fiscal 2020 CAP is significantly higher than CAP for Fiscal 2021, Fiscal 2022 and Fiscal 2024 primarily due to the Company’s stock price at January 30, 2021, versus the Company’s stock price on the grant dates of our Fiscal 2020 equity awards (i.e., versus March 26, 2020 and June 4, 2020), and the resulting increase in fair value of these awards.

Compensation Actually Paid vs. Company Selected Measure
CAP versus CSM: EBIT
The following chart sets forth the relationship between CAP to PEO, Average CAP to
Non-PEO
NEOs, and our CSM, EBIT
(1)
, during the five most recently completed fiscal years.
Aside from our stock price performance, we believe that EBIT
(1)
is the most important financial metric that ties our NEOs’ compensation to our performance. Our year-over-year CAP outcomes do not always align proportionally
with the year-over-year EBIT
(1)
outcomes because a significant portion of the sensitivity to our NEOs’ CAP is tied to our stock price. As such, in addition to EBIT
(1),
we expect that stock price will continue to have a significant impact on CAP.

Total Shareholder Return Vs Peer Group
CAP versus Total Shareholder Return: Company and Peer Group
The following chart sets forth the relationship between CAP to PEO, Average CAP to
Non-PEO
NEOs, the Company’s cumulative TSR, and the cumulative TSR of our Peer Group over the five most recently completed fiscal years.
As illustrated in the chart, the trend of the Company’s TSR over the five-year period of Fiscal 2020 through Fiscal 2024 generally aligns with the trend of CAP values for our PEO and
Non-PEO
NEOs over this same period. Our compensation program design emphasizes structuring a significant portion of NEO compensation in the form of at-risk
or variable equity incentives tied to our stock price and TSR performance, as described in the CD&A section of this Proxy Statement.
The Company’s PSU awards, which represent 50% of the value of the NEOs’ annual long-term incentive awards, are designed with a vesting factor tied to three-year TSR performance measured against RTSR goals that are tied to the Peer Group. These
TSR-based
performance measures provide for an increased award payout opportunity in the event of certain Company TSR out performance against pre-established
goals and, alternatively, a decreased award payout opportunity in the event of underperformance against these RTSR goals.

Tabular List, Table
Important Financial Performance Measures

The following table sets forth an unranked list of the most important financial performance measures, including the CSM, used by the Company to link CAP (for all NEOs) to Company performance for Fiscal 2024.

Absolute TSR

EBIT (1)

Relative TSR

(1)
EBIT is a
non-GAAP
or adjusted measure. EBIT represents operating income, as reported in our consolidated financial statements, before interest expense and income taxes and excludes any asset impairment and restructuring charges, as determined by the Compensation Committee. See Appendix A of this Proxy Statement for additional detail on adjusted results and other important information regarding the use of non-GAAP
or adjusted measures.

Total Shareholder Return Amount	$ 125	156.8	115	160.4	158.7
Peer Group Total Shareholder Return Amount	153.5	139.7	119.1	122	114.2
Net Income (Loss)	$ 329,000,000	$ 170,000,000	$ 125,000,000	$ 420,000,000	$ (209,000,000)
Company Selected Measure Amount	452,000,000	386,000,000	280,000,000	617,000,000	12,000,000
PEO Name	Jay Schottenstein
Measure:: 1
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 2
Pay vs Performance Disclosure
Name	EBIT
Non-GAAP Measure Description	EBIT is a
non-GAAP
or adjusted measure. EBIT represents net income, as reported in our consolidated financial statements, before interest expense and income taxes and excludes any asset impairment and restructuring charges, as determined by the Compensation Committee. See Appendix A of this Proxy Statement for additional detail on adjusted results and other important information regarding the use of non-GAAP
	or adjusted measures. We have identified EBIT as our Company-Selected Measure (“CSM”) that represents, in our view, the most important financial performance measure used to link CAP to our performance for Fiscal 2024.
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,882,917)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,225,906
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,654,655)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(454,168)
PEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,500,024)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(460,838)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,148,409
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,487,316)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(121,931)
Non-PEO NEO | Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,581,674)